Document and Entity Information	Apr. 21, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001701541
Document Type	8-K
Document Period End Date	Apr. 21, 2021
Entity Registrant Name	Black Diamond Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39200
Entity Tax Identification Number	81-4254660
Entity Address, Address Line One	One Main Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	252-0848
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	BDTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false